Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Investments in associates	$2,326	$2,732
Investments in joint ventures	—	—
	$2,326	$2,732

Investments in Associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Listed
Senao Networks, Inc. (“SNI”)	$704	$768

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	472	496
International Integrated System, Inc. (“IISI”)	292	306
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	256	286
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	132	213
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	—	199
KKBOX Taiwan Co., Ltd. (“KKBOXTW”, previously known as Skysoft Co., Ltd.)	140	147
KingwayTek Technology Co., Ltd. (“KWT”)	90	97
So-net Entertainment Taiwan Limited (“So-net”)	104	120
Taiwan International Ports Logistics Corporation (“TIPL”)	50	50
Click Force Co., Ltd. (“CF”)	38	38
UUPON Inc. (“UUPON”, previously known as Dian Zuan Integrating Marketing Co., Ltd.)	12	4
Alliance Digital Tech Co., Ltd. (“ADT”)	13	3
Cornerstone Ventures Co., Ltd. (“CVC”)	—	5
HopeTech Technologies Limited (“HopeTech”)	23	—
MeWorks LIMITED (HK) (“MeWorks”)	—	—
	$2,326	$2,732

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2017	2018
Senao Networks, Inc. (“SNI”)	34	34
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	32
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	-	50
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
KingwayTek Technology Co., Ltd. (“KWT”)	26	26
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
UUPON Inc. (“UUPON”)	22	22
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
Cornerstone Ventures Co., Ltd. (“CVC”)	-	49
HopeTech Technologies Limited (“HopeTech”)	45	-
MeWorks LIMITED (HK) (“MeWorks”)	20	20

Summarized financial information of associates that are not individually material was as follows:
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$557	$420	$509
The Company’s share of other comprehensive income (loss)	(47)	(4)	5
The Company’s share of total comprehensive income	$510	$416	$514

The Level 1 fair values based on the closing market prices of SNI as of the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
SNI	$2,130	$1,447

Investments in Joint Ventures	Summarized financial information of joint ventures that were not material to the Company was as follows:
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(42)	$(1)	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(42)	$(1)	$—